Summary of Significant Accounting Policies - Summary of estimated useful lives (Details)	12 Months Ended
Dec. 31, 2018
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	20 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	19 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years